UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments March 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Tax-Exempt Municipal Bonds (100.4%)
	ALABAMA (0.4%)
$3,710	Jefferson County, Alabama, School Ser 2004-A	5.25%		01/01/23		$3,450,077
	ALASKA (4.2%)
9,500	North Slope Borough, Alaska, Ser 1999 A (MBIA Insd)	0.00		06/30/10		8,902,070
25,000	North Slope Borough, Alaska, Ser 2000 B (MBIA Insd)	0.00		06/30/11		22,478,000
9,000	Northern Tobacco Securitization Corporation, Alaska, Asset-Backed Ser 2006 A	5.00		06/01/32		7,383,780
						38,763,850
	ARIZONA (3.7%)
3,250	Glendale, Indstrial Development Authority, Arizona, John C Lincoln Health Ser 2005 B	5.25		12/01/23		3,178,500
2,250	Glendale, Indstrial Development Authority, Arizona, John C Lincoln Health Ser 2005 B	5.25		12/01/25		2,176,898
2,000	Phoenix Civic Improvement Corporation, Arizona, Jr Lien Wastewater Ser 2004 (MBIA Insd)	5.00		07/01/27		2,021,240
25,000	Salt River Project Agricultural Improvement & Power District, Arizona, Refg 1993 Ser C (Secondary MBIA Insd)	5.50		01/01/10		26,363,500
						33,740,138
	ARKANSAS (0.1%)
1,000	University of Arkansas, UAMS Campus Ser 2004 B (MBIA Insd)	5.00		11/01/34		1,001,070
	CALIFORNIA (12.9%)
3,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006	0.00	#	06/01/28		2,163,630
10,000	California Economic Recovery, Ser 2004 A	5.00		07/01/16		10,532,000
1,340	California Housing Finance Agency, Home 1983 Ser B	0.00		08/01/15		722,153
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.70		08/01/31		3,476,800
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.75		08/01/36		3,473,680
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (AMBAC Insd)	5.00		01/01/28	+	5,181,450
5,000	California Statewide Communities Development Authority, Adventist Healthwest 2005 Ser A	5.00		03/01/30		4,701,800
2,500	California Statewide Communities Development, Huntington Memorial Hospital Ser 2005	5.00		07/01/35		2,357,950
7,000	California Statewide Communities Development, John Muir Health Ser 2006A	5.00		08/15/32		6,649,790
5,000	California, Various Purpose Dtd 04/01/02	6.00		04/01/19		5,741,150
20,000	California, Various Purpose Dtd 06/01/07	5.00		06/01/37		19,548,200
10,000	Foothill/Eastern Transportation Corridor Agency, California, Ser 1999	0.00	#	01/15/27		9,306,200
8,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A	5.00		06/01/45		7,172,560
12,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser Refg 2007 A	5.125		06/01/47		9,710,280

50,000	Golden StateTobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	0.00		06/01/47	3,038,500
3,560	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00		12/01/22	3,364,983
2,000	Riverside County Public Financing Authority, California, Air Force Village West Inc COPs	5.75		05/15/19	2,027,740
3,900	Riverside County Public Financing Authority, California, Air Force Village West Inc COPs	5.8		05/15/29	3,860,376
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Ser 1998 (AMBAC Insd)	4.75		07/01/23	5,020,800
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	6.42	*	07/01/15	11,008,080
					119,058,122
	COLORADO (3.9%)
85	1997 Ser C-2 (AMT)	6.875		11/01/28	86,464
205	1998 Ser A-2 (AMT)	6.60		05/01/28	213,276
15,000	Colorado Springs, Colorado, Utilities Refg Ser 2002 (AMBAC Insd)	5.375		11/15/20	15,839,100
20,000	E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA Insd)	0.00		09/01/14	15,114,400
5,000	E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA Insd)	0.00		09/01/16	3,374,400
1,650	Metropolitan Football Stadium District, Colorado, Sales Tax Ser 1999 A (MBIA Insd)	0.00		01/01/11	1,517,802
					36,145,442
	CONNECTICUT (0.9%)
9,000	Mashantucket (Western) Pequot Tribe, Connecticut, Special 1997 Ser B (a)	5.75		09/01/27	8,473,320
	DISTRICT OF COLUMBIA (2.3%)
12,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31	11,283,600
10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001A (AMT) (MBIA Insd) +++	5.50		10/01/27	9,976,300
					21,259,900
	FLORIDA (4.5%)
4,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/36	3,795,720
8,500	Jacksonville, Florida, Transportation Ser 2001 (MBIA Insd)	5.00		10/01/26	8,532,470
2,500	Miami-Dade County, Florida, Ser 2005 (MBIA Insd)	0.00	#	10/01/35	2,179,900
2,500	Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)	6.875		10/01/22	3,089,800
6,195	Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A (AMBAC Insd)	5.85		10/01/13	6,473,341
18,000	South Miami Health Facilities Authority, Florida, Baptist Health South Florida Ser2007++	5.00		08/15/42	17,096,850
					41,168,081
	GEORGIA (3.6%)
4,000	Atlanta, Georgia, Airport Passenger Facilities Charge Airport Ser 2004 J (FSA Insd)	5.00		01/01/34	3,976,760
5,000	Atlanta, Georgia, Airport Ser 2000 A (FGIC Insd)	5.875		01/01/17	5,180,850
5,000	Atlanta, Georgia, Airport Ser 2004 C (FSA Insd)	5.00		01/01/33	4,978,500
3,000	Augusta, Georgia, Water & Sewer Ser 2004 A (FSA Insd)	5.25		10/01/39	3,036,720
5,000	Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC Insd)	4.75		01/01/28	4,819,600
9,420	Georgia Municipal Electric Power Authority, Fifth Ser (Secondary MBIA Insd)	6.50		01/01/17	10,879,346
					32,871,776
	HAWAII (0.5%)
985	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75		07/01/30	1,008,807
3,460	Hawaii, Airport 2000 Ser B (AMT) (FGIC Insd)	6.625		07/01/17	3,626,184
					4,634,991

	IDAHO (0.9%)
4,230	Idaho Housing & Financing Association (WI)	5.25		07/15/23		4,463,708
3,485	Idaho Housing & Financing Association (WI)	5.25		07/15/24		3,651,304
						8,115,012
	ILLINOIS (4.5%)
4,280	Chicago Park District, Illinois, Ser 2004 A (AMBAC Insd)	5.00		01/01/26		4,327,722
5,000	Chicago, Illinois, O' Hare International Airport Ser 2005 A (MBIA Insd)	5.25		01/01/24		5,082,300
2,000	Chicago, Illinois, Refg 2001 A (MBIA Insd)	0.00	#	01/01/17		1,909,660
5,000	Chicago, Illinois, Refg Ser 1995 A-2 (AMBAC Insd)	6.25		01/01/14		5,758,000
3,495	Illinois, Civic Center Dedicated Tax Ser 1991 (AMBAC Insd)	6.25		12/15/20		4,032,496
20,000	Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B (MBIA Insd)	0.00	#	06/15/22		13,281,600
6,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA Insd)	5.75		06/01/21		6,877,740
						41,269,518
	INDIANA (0.9%)
8,000	Indiana Bond Bank, Revolving Fund Ser 2001A	5.375		02/01/19		8,601,280
	IOWA (1.2%)
5,000	Tobacco Settlement Authority, Iowa, Ser 2005 C	5.375		06/01/38		4,254,000
7,000	Tobacco Settlement Authority, Iowa, Ser 2005 C	5.50		06/01/42		5,976,180
1,275	Washington County Hospital, Iowa, Ser 2006	5.50		07/01/32		1,116,785
						11,346,965
	KANSAS (0.8%)
2,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50		09/01/32		1,692,600
3,000	Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	5.00		12/01/20		2,905,410
3,050	Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA Insd)	5.00		09/01/27		3,084,892
						7,682,902
	KENTUCKY (1.8%)
5,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1998 A (FGIC Insd)	4.75		05/15/28		4,769,050
11,835	Resource Recovery Road 1987 Ser A	5.00		07/01/08		11,916,898
						16,685,948
	LOUISIANNA (0.3%)
3,000	Louisiana ST Offshore Term Authority	4.30		10/01/37		3,070,260
	MARYLAND (1.3%)
2,500	Baltimore County, Maryland, Oak Crest Village Ser 2007 A	5.00		01/01/37		2,108,325
2,000	Maryland Health & Educational Facilities Authority, The Johns Hopkins University Refg Ser 1998	5.125		07/01/20		2,047,300
2,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17		1,906,400
6,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50		08/15/33		5,693,340
						11,755,365
	MASSACHUSETTS (1.5%)
6,000	Boston Water & Sewer Commission, Massachusetts, 1998 Ser D (FGIC Insd)	4.75		11/01/22		6,027,900
5,910	Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA Insd)	5.55		01/01/17		5,983,284
1,370	Massachusetts, Health & Educational Facilities Authority, Malden Hospital - FHA Ins Mtge Ser A	5.00		08/01/10	+	1,415,621
						13,426,805

	MICHIGAN (2.0%)
4,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/32	3,852,680
5,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46	4,689,050
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,021,000
				18,562,730
	MISSOURI (1.7%)
80	Homeownership 1996 Ser C (AMT)	7.45	09/01/27	81,579
425	Homeownership 1997 Ser C-1	6.55	09/01/28	445,107
160	Homeownership Ser 2000 B-1 (AMT)	7.45	09/01/31	165,752
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish /Christian Health Ser 1993 A	5.25	05/15/14	10,872,000
4,000	Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (MBIA Insd)	5.00	01/01/25	3,995,200
				15,559,638
	NEVADA (1.2%)
5,000	Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC Insd)	5.50	07/01/23	5,015,250
3,000	Clark County, Nevada, Transportation Ser 1992 A (AMBAC Insd)	6.50	06/01/17	3,607,170
2,850	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375	01/01/40	2,325,486
				10,947,906
	NEW HAMPSHIRE (0.5%)
405	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70	07/01/29	417,474
	NEW JERSEY (4.7%)
2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.50	06/15/31	1,861,220
2,500	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/34	2,386,000
4,000	New Jersey Economic Development Authority, Continental Airlines Inc. Ser 1999 (AMT)	6.25	09/15/19	3,684,800
9,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25	9,142,920
10,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd)	5.00	01/01/27	10,012,900
9,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC Insd)	5.00	12/01/19	9,379,980
7,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625	06/01/26	5,957,140
5,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B	0.00	06/01/41	475,700
				42,900,660
	NEW MEXICO (0.2%)
2,000	Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg Ser 2004 A (FSA Insd)	5.00	07/01/37	1,999,840
	NEW YORK (14.9%)
5,000	Long Island Power Authority, New York, Ser 2000 A (FSA Insd)	0.00	06/01/17	3,387,150
5,000	Metropolitan Transportation Authority, New York, Service Contract Ser 2002 B (MBIA Insd)	5.50	07/01/24	5,235,950
1,460	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 A (MBIA Insd)	5.50	01/01/20	1,549,702
10,000	Metropolitan Transportation Authority, New York, Transportation Refg Ser 2002 A (AMBAC Insd)	5.50	11/15/18	10,812,600
9,355	Nassau County, New York, Tobacco Settlement Corp, Ser 2006	5.00	06/01/35	8,360,283
3,235	New York City Housing Development Corporation, New York, Ruppert - FHA Ins Sec 223F	6.50	11/15/18	3,305,403
5,000	New York City Industrial Development Agency, New York, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35	5,033,550

6,000	New York City Industrial Development Agency, New York, 7 World Trade Center, LLC Ser A	6.25		03/01/15		6,069,000
12,000	New York City Industrial Development Agency, New York, American Airlines Inc Ser 2005 (AMT)	7.625		08/01/25		12,229,800
5,000	New York City Industrial Development Agency, New York, Yankee Stadium Ser 2006 (MBIA Insd)	4.75		03/01/46		4,682,900
5,000	New York City Municipal Water Finance Authority, New York, 2005 Ser B (AMBAC Insd)	5.00		06/15/28		5,050,700
5,000	New York City Transitional Finance Authority, New York, Refg 2003 Ser A	5.50	#	11/01/26		5,349,350
7,000	New York City Transitional Finance Authority, Refg 2003 Ser D (MBIA Insd)	5.25		02/01/21		7,299,740
5,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50		04/01/17		5,555,400
5,000	New York State Dormitory Authority, City University Ser 2000 A (AMBAC Insd)	6.125		07/01/13		5,374,900
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00		07/01/34		9,992,000
2,000	New York State Dormitory Authority, State University 1990 Ser	7.50		05/15/13		2,403,240
5,000	New York State Dormitory Authority, State University 1993 Ser A	5.25		05/15/15		5,477,850
10,420	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16		12,191,921
4,810	New York State, Refg Ser 1995 B	5.70		08/15/10		4,823,083
10,000	Sales Tax Asset Receivable Corporation, 2005 Ser A (AMBAC Insd)	5.00		10/15/29		10,077,400
3,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.125		06/01/38		2,720,730
						136,982,652

	NORTH CALOLINA (1.3%)
4,000	North Carolina Municipal Power Agency # 1, Catawba Ser 2003 A (MBIA Insd)	5.25		01/01/19		4,169,280
5,000	North Carolina Municipal Power Agency, Catawba Ser 1998 A (MBIA Insd)	5.50		01/01/15		5,539,250
2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC Insd)	5.00		06/01/31		1,962,200
						11,670,730

	OHIO (1.0%)
3,000	Erie County, Ohio, Firelands Regional Medical Center Ser 2002	5.625		08/15/32		3,005,970
1,110	Hamilton County, Ohio, Sales Tax 2000 (AMBAC Insd)	5.25		12/01/32		1,111,554
5,000	Lorain County, Ohio, Catholic Health Ser 9 2001 A	5.25		10/01/33		4,937,700
						9,055,224

	PENNSYLVANIA (2.2%)
1,710	Chester County Industrial Development Authority, Pennsylvania, RHA/PA Nursing Home Inc Ser 1989	8.50		05/01/32		1,756,751
5,000	Lehigh County General Purpose Authority, Pennsylvania, St Luke’s of Bethlehem Hospital Ser A 2003	5.375		08/15/13	+	5,520,450
2,000	Montgomery County, Pennsylvania, White Marsh Ser 2005	6.125		02/01/28		1,851,900
10,000	Pennsylvania, First Ser 2003 (MBIA Insd)++	5.00		01/01/13	+	10,871,900
						20,001,001
	PUERTO RICO (2.2%)
15,000	Puerto Rico Electric Power Authority, Power Ser O	0.00		07/01/17		9,773,550
10,000	Puerto Rico Highway & Transportation Authority, Refg Ser X	5.50		07/01/15		10,850,800
						20,624,350

	SOUTH CAROLINA (1.2%)
5,000	Charleston, Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25		12/01/30		4,993,050
210	Lexington Country S C Health Svcs	5.00		11/01/16		218,644
1,025	Richland Country SC	4.60		09/01/12		1,017,087
5,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA Insd)	5.00		01/01/21		5,147,750
						11,376,531

	TENNESSEE (1.1%)
1,295	Metropolitan Government of Nashville & Davidson Country, Refg 1986	5.50	01/01/16		1,296,735
5,000	Metropolitan Government of Nashville & Davidson Country, Refg Ser 1998 A (FGIC Insd)	4.75	01/01/22		5,055,150
16,000	Tennessee Energy Acquisition Corporation, Ser 2006 A ++	5.25	09/01/19		15,553,840
					21,905,725
	TEXAS (8.7%)
5,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70	03/01/32		5,068,000
10,000	Dallas Fort Worth International Airport, Texas, Ser A (AMT) (FSA Insd)	5.25	11/01/24		9,890,500
380	Harris Country Texas Hospital District Revenue	5.00	02/15/11		399,532
3,860	Harris Country Texas Health Facilities Development Corp (WI)	5.00	11/15/26		3,850,505
3,180	Harris Country Texas Health Facilities Development Corp (WI)	5.00	11/15/27		3,164,068
20,000	Houston, Texas Combined Utility, First Lien Refg Ser 2004 A (FSA Insd)	5.25	05/15/22		21,051,800
5,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.875	07/01/17		5,176,550
5,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (MBIA Insd)	5.25	05/15/25		5,101,900
6,875	Houston, Texas, Independent School District Ser 2008	5.00	02/15/26		7,002,875
5,000	Lubbock Health Facilities Development Corporation, Texas, Carillon Senior Life Care Ser 2005 A	6.625	07/01/36		4,880,900
22,800	North Texas, Twy Authority Revenue Cap Appreciation (WI)	0.00	01/01/28		7,703,892
2,165	North Texas, Twy Authority Revenue Cap Appreciation (WI)	0.00	01/01/29		689,639
1,000	San Antonio, Texas, Water & Refg Ser 2002 (FSA Insd)	5.50	05/15/19		1,065,240
5,000	San Antonio, Texas, Water & Refg Ser 2002 (FSA Insd)	5.00	05/15/28		5,031,150
					80,076,551

	UTAH (0.6%)
5,000	Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)	5.00	06/01/15		5,366,600

	VERMONT (0.2%)
2,550	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36		2,101,277

	VIRGINIA (0.1%)
1,000	Tobacco Settlement Financing Corporation, Virginia, Ser 2005	5.50	06/01/12	+	1,098,420

	WASHINGTON (4.3%)
5,000	Grant County Public Utility District #2, Washington, Electric Refg Ser 2001 H (FSA Insd)	5.375	01/01/18		5,251,100
5,000	Grant County Public Utility District #2, Washington, Wanapum Hydro Refg Ser A 2005	5.00	01/01/38		4,849,050
6,420	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd) ++	5.00	12/01/23		6,459,200
7,330	Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001 (FSA Insd)	5.50	03/01/18		7,671,725
10,000	Seattle, Washington, Water Refg 2003 (MBIA Insd)	5.00	09/01/20		10,351,800
10,000	Seattle, Washington, Water Refg 2003 (MBIA Insd)	5.00	09/01/23		10,213,500
					44,796,375
	WEST VIRGINIA (0.4%)
2,000	University of West Virginia, Ser C 2004 (FGIC Insd)	5.00	10/01/27		1,990,140
2,000	University of West Virginia, Ser C 2004 (FGIC Insd)	5.00	10/01/28		1,982,280
					3,972,420

	WISCONSIN (0.3%)
2,500	Wisconsin Health & Education Facilities Authority, Marshfield Clinic Ser 2006 A	5.375	02/15/34		2,348,825

	Total Tax-Exempt Municipal Bonds
	(Cost $910,783,894)				924,285,751

NUMBER OF SHARES (000)
	Short-Term Investment (b) (4.0%)
	Investment Company
36,899	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Investment Class
	(Cost $36,898,830)		36,898,830

	Total Investments (c)
	(Cost $947,682,724)		961,184,581

	FLOATING RATE NOTES OBLIGATIONS RELATED TO SECURITIES HELD (-3.8%)

($35,320)	Notes with interest rates ranging from 2.23% to 2.59% at March 31, 2008 and contractual maturities of collateral ranging from 01/01/13 to 08/15/42 ++++(d)
	(Cost $(35,320,000))		(35,320,000)

	Total Net Investments (Cost $912,362,724)(e)	100.6%	925,864,581
	Liabilities in Excess of Other Assets	(0.6)	(5,182,371)
	Net Assets	100%	920,682,210

______________
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to Maturity.
RITES	Residual Interest Tax-Exempt Security.
WI	Security purchased on a when-issued basis.
+	Prerefunded to call date shown.
*

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $11,008,080 which represents 1.2% of net assets.

++	Underlying security related to inverse floaters entered into by the Fund.
+++	Joint exemption in locations shown.
++++	Floating rate note obligation related to securities held. The interest shown reflect the rates in effect at March 31, 2008.
#

Security is a “step-up” bond where the coupon increases on a predetermined future date. A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts in the amount of $1,133,810.

(a)	Resale is restricted to qualified institutional investors.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class.

(c)	Securities have been designated as collateral in the amount equal $302,961,684 in connection with the purchase of a when-issued security.

(d)

Floating Rate Note Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At March 31, 2008, Fund investments with a value of $49,981,790 are held by the Dealer Trusts and serve as collateral for the $35,320,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at March 31, 2008 are presented in the “Portfolio of Investments”.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at March 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$925,864,581	$36,898,829	$888,965,752	—
Other Financial Instruments*	1,373,583	1,268,689	104,894	—
Total	$927,238,164	$38,167,518	$889,070,646	—
*	Other financial instruments include futures, forwards and swap contracts.

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
1010	Long	Swap Future 10 Year,	$116,292,036	$2,616,797
		June 2008
409	Long	U.S. Treasury Notes Future 5 Year,	46,721,861	620,675
		June 2008
285	Long	U.S. Treasury Notes Future,	61,177,034	232,730
		June 2008
634	Short	U.S. Treasury Notes Future 10 Year,	(75,416,284)	(1,748,848
		June 2008
801	Short	U.S. Treasury Bonds Future 20 Year,	(95,156,301)	(452,665
		June 2008
		Net Unrealized Appreciation		$1,268,689

Interest Rate Swap Contracts Open at March 31, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS MADE BY PORTFOLIO	RECEIVED BY PORTFOLIO @	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.	60,670	Floating Rate 0.000%	Fixed Rate 5.580%	February 28, 2018	$1,251,622
JPMorgan Chase Bank	62,920	Floating Rate 0.000	Fixed Rate 5.385	February 14, 2018	859,487
Bank of America N.A.	77,555	Fixed Rate 5.990	Floating Rate 0.000	February 28, 2023	(1,165,652)
JPMorgan Chase Bank	80,130	Fixed Rate 5.831	Floating Rate 0.000	February 14, 2023	(840,564)
				Net Unrealized Appreciation	104,894

______________
@	Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer May 20, 2008

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt Securities Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 20, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt Securities Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

5